Investment Objectives and Goals	Jun. 30, 2025
Palmer Square Credit Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY — PALMER SQUARE CREDIT OPPORTUNITIES ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	Palmer Square Credit Opportunities ETF (the “Fund”) seeks a high level of current income.
Objective, Secondary [Text Block]	As a secondary objective, the Fund seeks long-term capital appreciation.
Palmer Square CLO Senior Debt ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY — PALMER SQUARE CLO SENIOR DEBT ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Palmer Square CLO Senior Debt ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of Palmer Square CLO Senior Debt Index.

Palmer Square CLO Debt ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY — PALMER SQUARE CLO DEBT ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Palmer Square CLO Debt ETF (the “Fund”) seeks to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of Palmer Square CLO Debt Index.